Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of property, plant and equipment useful lives
Depreciation is calculated using the straight-line method to reduce the cost of each asset to its residual value over its estimated useful life, as follows:

Leasehold improvements	3 to 10 years
Laboratory equipment	5 years
Office equipment	5 years
Hardware	3 years

(in KUSD)	Leasehold improvements	Laboratory equipment	Office equipment	Hardware	Construction in progress	Total
Cost
January 1, 2019	514	939	597	497	—	2,547
Additions	17	131	93	118	—	359
Exchange difference	2	41	8	3	—	54
December 31, 2019	533	1,111	698	618	—	2,960
Additions	224	30	84	616	67	1,021
Disposals and scrapping	(13)	(178)	(117)	(367)	—	(675)
Exchange difference	2	39	6	3	—	50
December 31, 2020	746	1,002	671	870	67	3,356

Accumulated depreciation
January 1, 2019	(126)	(310)	(245)	(326)	—	(1,007)
Depreciation charge	(82)	(204)	(149)	(117)	—	(552)
Exchange difference	(1)	(19)	(3)	(2)	—	(25)
December 31, 2019	(209)	(533)	(397)	(445)	—	(1,584)
Depreciation charge	(162)	(207)	(173)	(232)	—	(774)
Disposals and scrapping	13	178	117	367	—	675
Exchange difference	(4)	(32)	(4)	(4)	—	(44)
December 31, 2020	(362)	(594)	(457)	(314)	—	(1,727)

Net book amount
December 31, 2019	324	578	301	173	—	1,376
December 31, 2020	384	408	214	556	67	1,629
Depreciation of property, plant and equipment has been charged to the following categories in the Consolidated Statement of Operation:

	Year Ended December 31,
(in KUSD)	2020	2019	2018
R&D expense	589	407	330
G&A expense	185	145	158
	774	552	488